Property, Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 8,686,827
Increases other than from business combinations	795,892	$ 823,067
Ending balance	9,019,237	8,686,827
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	1,059,070	829,559
Beginning balance	1,059,070
Increases other than from business combinations	775,595	795,114
Increases (decreases) from foreign currency translation differences, net	(156,075)	(248,533)
Increases (decreases) from transfers and other changes	(677,665)	(555,758)
Increases (decreases) from transfers from construction in progress	(677,665)	(555,758)
Disposals and removal from service		(354)
Removals		(354)
Argentine hyperinflationary economy	163,990	221,193
Other increases (decreases)	24,794	17,849
Total changes	130,639	229,511
Ending balance	1,189,709	1,059,070
Land
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	163,660	155,485
Beginning balance	163,660
Increases other than from business combinations	414	2,781
Increases (decreases) from foreign currency translation differences, net	(5,955)	(21,014)
Increases (decreases) from transfers and other changes	1,865	5,203
Increases (decreases) from transfers from construction in progress	1,865	5,203
Disposals and removal from service	(855)	(836)
Disposals	(794)	(820)
Removals	(61)	(16)
Argentine hyperinflationary economy	4,731	22,045
Other increases (decreases)	(338)	(4)
Total changes	(138)	8,175
Ending balance	163,522	163,660
Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	137,455	127,557
Beginning balance	137,455
Increases other than from business combinations	907
Increases (decreases) from foreign currency translation differences, net	(10,400)	(28,793)
Depreciation	(14,011)	(6,969)
Impairment (losses) reversals recognized in profit or loss	(1,307)
Increases (decreases) from transfers and other changes	18,298	7,625
Increases (decreases) from transfers from construction in progress	18,298	7,625
Disposals and removal from service	(5,180)	(5)
Disposals	(412)	(5)
Removals	(4,768)
Argentine hyperinflationary economy	9,150	37,959
Other increases (decreases)	122,235	81
Total changes	119,692	9,898
Ending balance	257,147	137,455
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,722,183	3,951,823
Beginning balance	3,722,183
Increases other than from business combinations	3,558	10,505
Increases (decreases) from foreign currency translation differences, net	(145,309)	(443,320)
Depreciation	(227,473)	(275,444)
Impairment (losses) reversals recognized in profit or loss		66,987
Increases (decreases) from transfers and other changes	205,682	174,583
Increases (decreases) from transfers from construction in progress	205,682	174,583
Disposals and removal from service		(11,016)
Removals		(11,016)
Decreases to be classified as maintained to distribute to owners		(5,825)
Argentine hyperinflationary economy	75,860	260,229
Other increases (decreases)	(48,908)	(6,339)
Total changes	(136,590)	(229,640)
Ending balance	3,585,593	3,722,183
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,226,015	2,731,597
Beginning balance	3,226,015
Increases (decreases) from foreign currency translation differences, net	(387,169)	(850,680)
Depreciation	(193,738)	(194,488)
Increases (decreases) from transfers and other changes	430,453	274,079
Increases (decreases) from transfers from construction in progress	430,453	274,079
Disposals and removal from service	(7,416)	(6,323)
Removals	(7,416)	(6,323)
Argentine hyperinflationary economy	340,626	1,246,868
Other increases (decreases)	(39,688)	24,962
Total changes	143,068	494,418
Ending balance	3,369,083	3,226,015
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	195,089	113,083
Beginning balance	195,089
Increases other than from business combinations	15,418	11,325
Increases (decreases) from foreign currency translation differences, net	(2,993)	(26,004)
Depreciation	(23,006)	(23,311)
Increases (decreases) from transfers and other changes	21,367	97,063
Increases (decreases) from transfers from construction in progress	21,367	97,063
Disposals and removal from service	(3,428)	(551)
Disposals		(59)
Removals	(3,428)	(492)
Argentine hyperinflationary economy	19,821	8,194
Other increases (decreases)	(23,882)	15,290
Total changes	3,297	82,006
Ending balance	198,386	195,089
Other Property, Plant and Equipment Under Financial Lease
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	183,355	183,363
Beginning balance	255,181
Increases other than from business combinations		3,342
Acquisitions through business combinations		18,036
Increases (decreases) from foreign currency translation differences, net	139	(8,610)
Depreciation	(40,778)	(11,220)
Increases (decreases) from transfers and other changes		(2,795)
Increases (decreases) from transfers from construction in progress		(2,795)
Disposals and removal from service	(620)	(251)
Removals	(620)	(251)
Argentine hyperinflationary economy	9
Other increases (decreases)	41,866	1,490
Total changes	616	(8)
Ending balance	255,797	183,355
Other Property, Plant and Equipment Under Financial Lease | IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	71,826
Ending balance		71,826
Property, Plant and Equipment, Net [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	8,686,827	8,092,467
Beginning balance	8,758,653
Increases other than from business combinations	795,892	823,067
Acquisitions through business combinations		18,036
Increases (decreases) from foreign currency translation differences, net	(707,762)	(1,626,954)
Depreciation	(499,006)	(511,432)
Impairment (losses) reversals recognized in profit or loss	(1,307)	66,987
Disposals and removal from service	(17,499)	(19,336)
Disposals	(1,206)	(884)
Removals	(16,293)	(18,452)
Decreases to be classified as maintained to distribute to owners		(5,825)
Argentine hyperinflationary economy	614,187	1,796,488
Other increases (decreases)	76,079	53,329
Total changes	260,584	594,360
Ending balance	9,019,237	8,686,827
Property, Plant and Equipment, Net [Member] | IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 71,826
Ending balance		$ 71,826